Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 34,578	$ 26,921	$ 25,258
Increases as a result of positions taken in prior period	318	1,389	769
Decreases as a result of positions taken in prior period			(5,025)
Increases as a result of positions taken in current period	2,597	6,268	5,919
Unrecognized tax exposure at end of year	$ 37,493	$ 34,578	$ 26,921